INCOME TAX EXPENSE (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
IfrsStatementLineItems [Line Items]
Total (loss)/profit before income tax for the year	$ (176)	¥ (1,231)	¥ (3,160)	¥ (10,512)
PRC [Member]
IfrsStatementLineItems [Line Items]
Total (loss)/profit before income tax for the year	(116)	(811)	(2,631)	(1,718)
BVI [Member]
IfrsStatementLineItems [Line Items]
Total (loss)/profit before income tax for the year	(51)	(360)	(473)	(8,738)
HK [Member]
IfrsStatementLineItems [Line Items]
Total (loss)/profit before income tax for the year	$ (9)	¥ (60)	¥ (56)	¥ (56)